Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Raw materials	$1,042,899	$439,739
Finished goods	483,127	340,298
Total inventories	$1,526,026	$780,037

Inventories consist of the following at December 31:
	2016	2015
Raw materials	$439,739	$415,953
Finished goods	340,298	248,713
Other	-	19,158
Total inventories	$780,037	$683,824